Inventories (Details) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Supplies and spare-parts	$ 149,772	$ 86,703
Advance to suppliers		1
Total inventories	$ 149,772	$ 86,704	$ 43,657